EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in the components of Accumulated other comprehensive income (loss) is as follows:

(In millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Hedging Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Balance as of January 1, 2022	$(505)	$(484)	$—	$(989)
Other comprehensive income (loss) before reclassifications, net	(525)	63	—	(462)
Amounts reclassified, pre-tax	—	11	—	11
Tax benefit reclassified	—	(3)	—	(3)
Chubb divestiture	(574)	329	—	(245)
Balance as of December 31, 2022	$(1,604)	$(84)	$—	$(1,688)
Other comprehensive income (loss) before reclassifications, net	160	(17)	58	201
Amounts reclassified, pre-tax	—	1	—	1
Balance as of December 31, 2023	$(1,444)	$(100)	$58	$(1,486)
Other comprehensive income (loss) before reclassifications, net	(1,173)	(15)	—	(1,188)
Amounts reclassified, pre-tax	—	2	(6)	(4)
Tax benefit reclassified	—	(1)	2	1
Divestitures, net	564	7	—	571
Balance as of December 31, 2024	$(2,053)	$(107)	$54	$(2,106)